U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

April 14, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Wall Street EWM Funds Trust (the “Trust”)

Dear Sir or Madam:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, transmitted herewith is the registration statement for Wall Street EWM Funds Trust.  The Trust is filing the notification of registration as required by Section 8(a) of the 1940 Act concurrently with the filing of this registration statement.

If you have any questions or require further information, please contact Rachel A. Spearo at 414-765-5384.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC

cc:  Richard Teigen, Esq., Foley & Lardner LLP